Income Taxes (Component Of Income Taxes Benefit (Provision)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Income Tax Disclosure [Abstract]
Federal, current	$ (261,306)	$ (2,495)	$ (3,790)
State, current	3,340	(5,740)	(5,860)
Current income tax benefit (expense)	(257,966)	(8,235)	(9,650)
Deferred federal income tax benefit (expense)	(42,847)	(207,588)	350,165
Deferred state and local income tax benefit (expense)	(40,278)	38,808	94,703
Deferred income tax benefit (expense)	(83,125)	(168,780)	444,868
Benefit (provision) for income taxes	$ (341,091)	$ (177,015)	$ 435,218